SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives of Fixed Assets) (Details)	12 Months Ended
Dec. 31, 2020
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	The lesser of the term of the lease or the estimated useful lives of the assets
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	4 years
Minimum [Member] | Computer equipment (including servers) [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	4 years
Maximum [Member] | Computer equipment (including servers) [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	5 years